FINANCIAL RISK MANAGEMENT - Financial assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 26, 2020	Mar. 31, 2020	Dec. 31, 2019	May 16, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 17, 2017
Assets at amortized cost
Cash and cash equivalents	$ 12,935,860					$ 5,292,833		$ 9,242,809	$ 17,507,157
Accounts receivable	987,057					715,696		647,143
Restricted cash	470,460					462,874		439,736
Amortized cost of financial assets	14,393,377					6,471,403		10,329,688
Other financial liabilities at amortized cost
Accounts payable and accrued liabilities (current)	7,243,500					7,794,456		4,610,560
Accrued liabilities (non-current)						1,186,601		2,241,979
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value								190,303
Carrying amount of financial liabilities	14,960,911					23,646,726		21,660,178
2017 Derivative warrant liability (current)
Financial liabilities at fair value through profit and loss
Derivative warrant liability (current)								190,303
2020 Convertible notes and warrants and derivative warrant liabilities (non-current)
Financial liabilities at fair value through profit and loss
Convertible notes and warrants and derivative warrant liabilities (non-current)	1,484,529
Derivative warrant financial liability from financing
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value								190,303
Derivative warrant financial liability from financing | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value								190,303
2017 Convertible notes
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value					$ 3,783,494	5,400,189		14,617,336		$ 26,100,900
Convertible Notes (current)						5,400,189		1,423,224
Convertible Notes (non-current)								13,194,112
2017 Convertible notes | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value						5,400,189		$ 14,617,336
2019 Convertible notes
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	6,195,357	$ 5,957,564	$ 9,714,498		$ 6,454,757	9,265,480	$ 9,775,000
Convertible Notes (current)	38,633					1,090,561
Convertible Notes (non-current)	6,156,724			$ 1,016,000		8,174,919
2019 Convertible notes | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	6,195,357					$ 9,265,480
2020 Convertible notes
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	2,616,202	$ 2,796,726	$ 2,619,248	$ 6,449,634
Convertible Notes (current)	37,525
Convertible Notes (non-current)	2,578,677
Convertible notes and warrants and derivative warrant liabilities (non-current)	1,484,529
2020 Convertible notes and warrants and derivative warrant liabilities
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	1,522,054
2020 Convertible notes and warrants and derivative warrant liabilities | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	$ 1,522,054